Taxes on Income (Details) - Schedule of Reconciliation of Tax Benefit - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Tax Benefit [Abstract]
Loss before tax benefit	$ (2,071,997)	$ (4,509,547)	$ (2,518,864)
Statutory tax rate	23.00%	23.00%	23.00%
Income tax benefit	$ 476,559	$ 1,037,196	$ 579,339
Effect of:
Losses and timing differences for which valuation allowance was provided, net	(328,126)	(438,612)	(463,784)
Non-deductible expenses and other permanent differences	(64,959)	(624,299)	(196,980)
Other	(83,474)	25,715	81,425
Income tax expense recognized in profit or loss